Intangible Assets (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0	$ 135,000	$ 408,000
Core Deposit Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount				4,800,000
Amortization expense	0	135,000	408,000
Mortgage servicing rights (MSRs)
Finite-Lived Intangible Assets [Line Items]
Mortgage loans serviced for others	313,900,000	322,500,000
Mortgage loan servicing fees reported as other non-interest income	895,000	901,000	878,000
Amortization	0	0	0
Mortgage servicing rights (MSRs) | Error adjustment related to amortization method of MSR's
Finite-Lived Intangible Assets [Line Items]
Cumulative effect of change in accounting principle as increase to retained earnings	459,890
Amortization			$ 538,000